Remuneration and other benefits paid to the Bank's directors and senior managers (Tables)	6 Months Ended
Jun. 30, 2019
Related party transactions key personnel
Schedule of funds and pension plans of senior management
	Thousands of euros
	06-30-2019	06-30-2018

Senior management:
Pension funds: Endowments and / or contributions (1)	3,190	2,739
Pension funds: Accumulated rights (2)	71,237	62,872

(1)	Corresponds to the allocations and/or contributions made during the first six months of 2019 and 2018 as retirement pensions.
(2)

Corresponds to the rights accrued by members of senior management in the area of pensions. In addition, former members of senior management had at June 30,  2019 and June 30,  2018 rights accumulated for this same concept for EUR 166,960 thousands and EUR 173,819 thousands, respectively.

Bank's Directors
Related party transactions key personnel
Schedule of total remuneration paid

	Thousands of euros
	06-30-2019	06-30-2018

Members of the board of directors (2) (3):
Remuneration concept
Fixed salary remuneration of executive directors	3,459	3,759
Variable salary remuneration of executive directors	—	—
Directors fees	579	488
Bylaw-stipulated emoluments (annual emolument)	1,853	1,785
Other (except insurance premiums) (4)	3,354	691
Sub-total	9,245	6,723

Transactions with shares and/or other financial instruments	—	—
	9,245	6,723
(1)	The notes to the consolidated annual accounts for 2019 will contain detailed and complete information on the remuneration paid to all the directors, including executive directors.
(2)	Mr. Rodrigo Echenique Gordillo ceased his executive duties with effective date May 1, 2019, continuing from that date as a non-executive director.
(3)	Mr. Juan Miguel Villar Mir ceased as member of the board of director on January 1, 2019.
(4)

It includes the amount related to the post-contractual non-compete agreement pact received by Mr. Rodrigo Echenique Gordillo as a result of having ceased in his executive functions with effective date May 1, 2019. The comparison of the figures of the two semesters is affected by the timing difference (semi-annual or annual) of the concepts included in the category.

Schedule of other benefits of the directors

	Thousands of euros
	06-30-2019	06-30-2018

Members of the board of directors:
Other benefits-
Advances	—	—
Loans granted	121	84
Pension funds and plans: Endowments and/or contributions (1)	1,001	1,341
Pension funds and plans: Accumulated rights (2)	77,153	75,804
Life insurance premiums	1,069	862
Guarantees provided for directors	—	—

(1)  These correspond to the endowments and/or contributions made during the first six months of 2019 and 2018 in respect of retirement pensions and complementary benefits for widowhood, orphanhood and permanent disability.

(2)  Corresponds to the rights accrued by the directors in matters of pensions. It also includes for informational purposes the rights accumulated by Mr. Rodrigo Echenique Gordillo, although these rights corresponded to Mr. Echenique before his appointment as executive director. Additionally, former members of the board had at June 30, 2019 and June 30, 2018 rights accrued for this concept for 68,201 thousands of euros and 79,465 thousands of euros, respectively.

Current senior managers
Related party transactions key personnel
Schedule of total remuneration paid

	Thousands of euros
	06-30-2019	06-30-2018

Senior management (1):
Total remuneration of senior management (2)	17,690	16,972

(1)  Remunerations regarding to members of senior management who, during the six month period ended June 30, 2019, had ceased their duties amount to EUR 96 thousands (June 30, 2018: EUR 10 thousands).

(2)  The number of senior managers of the Bank, excluding executive directors, is 18 as at June 30, 2019. (No changes regarding the figure published at June 30, 2018).